UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                         Government Securities Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Government Securities Portfolio


                                                                      Principal
                                                                         Amount                 Value
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.7%
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                            $       2,342        $        2,340
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                   58,351                58,292
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                 40,000                40,000
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                   26,619                26,688
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17 2                                 11,725                11,732
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17 2                                 47,688                47,719
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-
Through Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                   170,576               170,605
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                    29,749                29,735
-------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 2                                 18,044                18,055
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 2                                 37,652                37,676
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                    87,822                87,832
Series 2003-A, Cl. A3, 2.12%, 11/8/06                                    80,000                79,919
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                   70,000                70,000
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4A, 4.36%, 9/15/06                                   90,000                91,017
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                    9,409                 9,415
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                  150,000               149,835
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                    11,028                11,028
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                    88,968                88,757
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2003-3, Cl. A2, 1.52%, 4/21/06                      126,422               126,314
-------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                          65,944                65,866
-------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2003-
1, Cl. A2, 1.60%, 7/20/06                                                14,010                14,001
-------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable
Nts.:
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                   19,209                19,217
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                   170,000               169,432
-------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 1.99%, 11/25/34 2,3                               40,000                40,000
-------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                    15,705                15,772
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                    71,062                71,040
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                    22,381                22,488
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                   27,767                27,816
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                    23,175                23,179
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                   170,000               169,507
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                    80,000                80,041
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                        80,000                79,938
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan
Receivable Certificates, Series 2003-1, Cl. A2, 1.11%, 12/20/05          92,403                92,363
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                           60,000                60,045
-------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                   128,812               129,122
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                   85,074                84,989
                                                                                       ----------------
Total Asset-Backed Securities (Cost $2,322,199)                                             2,321,775

-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--78.5%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--72.3%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--70.3%
Federal Home Loan Mortgage Corp.:
5%, 9/1/33                                                               74,448                73,976
5%, 10/1/34 3                                                         1,021,000             1,011,109
5.50%, 1/1/34-10/1/34                                                   460,323               466,738
6.50%, 12/1/28                                                          171,087               179,984
7%, 9/1/33-11/1/33                                                      188,213               200,164
7%, 10/1/34 3                                                         1,053,000             1,116,838
10.50%, 10/1/20                                                          13,259                15,002
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation Certifications,
Series 2046, Cl. G, 6.50%, 4/15/28                                      282,545               295,348
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                       27,722                27,980
Series 2055, Cl. ZM, 6.50%, 5/15/28                                      55,389                57,844
Series 2080, Cl. Z, 6.50%, 8/15/28                                       37,639                38,956
Series 2102, Cl. VA, 6%, 10/15/09                                         2,302                 2,301
Series 2387, Cl. PD, 6%, 4/15/30                                         82,969                84,900
Series 2466, Cl. PD, 6.50%, 4/15/30                                      36,005                36,390
Series 2498, Cl. PC, 5.50%, 10/15/14                                     11,764                11,920
Series 2500, Cl. FD, 2.209%, 3/15/32 2                                   28,798                28,861
Series 2526, Cl. FE, 2.109%, 6/15/29 2                                   34,575                34,674
Series 2551, Cl. FD, 2.109%, 1/15/33 2                                   29,286                29,410
Series 2551, Cl. TA, 4.50%, 2/15/18                                      40,229                40,269
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 5.662%, 2/1/28 4                                     16,738                 2,908
Series 200, Cl. IO, 5.209%, 1/1/29 4                                     20,177                 3,754
Series 205, Cl. IO, 0.12%, 9/1/29 4                                     118,830                20,620
Series 2074, Cl. S, 13.613%, 7/17/28 4                                   20,812                 2,798
Series 2079, Cl. S, 12.296%, 7/17/28 4                                   33,203                 4,506
Series 2526, Cl. SE, 25.197%, 6/15/29 4                                  56,948                 4,871
Series 2819, Cl. S, 21.756%, 6/15/34 4                                  534,119                44,428
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 217, Cl. PO, 8.479%, 1/1/32 5                                     20,240                17,473
Series 2819, Cl. PO, 11.429%, 6/15/34 5                                  76,303                67,022
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42, Cl. A2,
5.50%, 2/25/42                                                               44                    44
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 3                                                        408,000               406,597
5%, 10/1/19 3                                                           599,000               608,547
5.50%, 7/1/33-3/1/34                                                    459,556               466,728
5.50%, 10/1/19-10/1/34 3                                              1,708,998             1,753,172
6.50%, 2/1/09-10/1/30                                                   238,881               251,885
6.50%, 10/1/34 3                                                        929,000               974,579
7%, 10/1/34 3                                                         2,903,000             3,078,086
7%, 11/1/13-8/1/34                                                      730,247               776,055
7.50%, 9/1/22-2/1/27                                                     89,965                96,874
8.50%, 7/1/32                                                             6,651                 7,236
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                       23,593                23,775
Trust 2001-50, Cl. NE, 6%, 8/25/30                                       43,619                43,824
Trust 2001-70, Cl. LR, 6%, 9/25/30                                       43,209                44,264
Trust 2001-72, Cl. NH, 6%, 4/25/30                                       38,501                39,352
Trust 2001-74, Cl. PD, 6%, 5/25/30                                       13,547                13,803
Trust 2002-50, Cl. PD, 6%, 9/25/27                                       49,569                49,843
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 2                                48,012                48,163
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                    73,245                73,595
Trust 2003-81, Cl. PA, 5%, 2/25/12                                       23,036                23,227
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security:
Trust 2002-28, Cl. SA, 23.391%, 4/25/32 4                                30,453                 2,775
Trust 2002-38, Cl. SO, 29.05%, 4/25/32 4                                 76,950                 5,498
Trust 2002-39, Cl. SD, 15.96%, 3/18/32 4                                 50,881                 4,917
Trust 2002-48, Cl. S, 20.70%, 7/25/32 4                                  50,826                 4,825
Trust 2002-52, Cl. SL, 21.567%, 9/25/32 4                                31,475                 2,994
Trust 2002-53, Cl. SK, 15.788%, 4/25/32 4                               177,286                17,967
Trust 2002-56, Cl. SN, 23.638%, 7/25/32 4                                69,299                 6,608
Trust 2002-77, Cl. IS, 23.023%, 12/18/32 4                              131,100                13,161
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 221, Cl. 2, (3.684)%, 5/1/23 4                                     36,369                 6,408
Trust 240, Cl. 2, 2.078%, 9/1/23 4                                       52,519                10,112
Trust 301, Cl. 2, (2.505)%, 4/1/29 4                                     50,601                 8,925
Trust 324, Cl. 2, (6.684)%, 6/1/32 4                                    197,137                35,884
Trust 2001-63, Cl. SD, 26.746%, 12/18/31 4                               44,717                 4,550
Trust 2001-68, Cl. SC, 21.095%, 11/25/31 4                               33,479                 3,435
Trust 2001-81, Cl. S, 25.236%, 1/25/32 4                                 41,679                 3,923
Trust 2002-9, Cl. MS, 20.455%, 3/25/32 4                                 58,790                 5,680
                                                                                       ----------------
                                                                                           12,838,355
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--2.0%
Government National Mortgage Assn., 7%, 10/15/23-3/15/26                306,174               328,037
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 12.491%, 7/16/28 4                               67,949                 9,025
Series 2001-21, Cl. SB, 21.331%, 1/16/27 4                              341,943                34,668
                                                                                       ----------------
                                                                                              371,730
-------------------------------------------------------------------------------------------------------
PRIVATE--6.2%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--6.1%
Bank of America Mortgage Securities, Inc., Collateralized
Mtg. Obligations Pass-Through Certificates:
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                  82,013                81,842
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                  77,759                77,937
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                  143,723               148,259
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                  110,000               113,472
-------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial
Mtg. Pass-Through Certificates, Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                                          50,000                54,366
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                     50,000                50,905
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29            42,602                45,935
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-
Through Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38           30,000                30,843
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                    50,000                54,814
-------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-
Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                  96,000               111,531
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized
Mtg. Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.45%,
2/25/34 2                                                               108,019               108,138
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                               141,881               142,324
Series 2004-W, Cl. A2, 4.677%, 11/27/34 3                                90,000                90,601
                                                                                       ----------------
                                                                                            1,110,967
-------------------------------------------------------------------------------------------------------
OTHER--0.1%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                 27,391                27,389
                                                                                       ----------------
Total Mortgage-Backed Obligations (Cost $14,294,049)                                       14,348,441

-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--55.2%
Federal Home Loan Bank Unsec. Bonds:
Series EY06, 5.25%, 8/15/06                                             341,000               356,242
Series S706, 5.375%, 5/15/06                                          1,500,000             1,564,305
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                          430,000               429,962
4.50%, 1/15/13                                                           20,000                20,128
4.875%, 11/15/13                                                         15,000                15,394
5.50%, 7/15/06 6                                                      1,675,000             1,755,901
5.75%, 1/15/12                                                          480,000               524,550
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                           50,000                51,502
6%, 5/15/08                                                             770,000               838,157
7.25%, 1/15/10-5/15/30                                                1,300,000             1,521,918
-------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal
Strips, 5.85%, 1/15/21 7                                                215,000                92,220
-------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Strip Bonds, 6.23%, 7/15/05 7                  489,000               481,285
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
Series C, 4.75%, 8/1/13                                                  10,000                10,206
Series C, 6%, 3/15/13                                                     5,000                 5,561
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                          58,000                62,151
9.25%, 2/15/16                                                        1,080,000             1,555,412
STRIPS, 4.41%, 2/15/16 7                                                570,000               339,073
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.75%, 7/31/06                                      271,000               272,101
-------------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds,
5.50%, 12/4/23                                                          200,000               207,304
                                                                                       ----------------
Total U.S. Government Obligations (Cost $9,993,120)                                        10,103,372

-------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.6%
Federal Home Loan Bank, 1.50%, 10/1/04 (Cost $300,000)                  300,000               300,000

-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.6%
Undivided interest of 0.09% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302)
with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at
$1,230,062 on 10/1/04, collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of $1,477,979,332 (Cost $1,230,000)   1,230,000             1,230,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $28,139,371)                            154.7%           28,303,588
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                     (54.7)          (10,008,879)
                                                                    -----------------------------------
Net Assets                                                                100.0%        $  18,294,709
                                                                    ===================================



Footnotes to Statement of Investments

1. Illiquid security.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $265,240 or 1.43% of the Portfolio's net assets as of September 30, 2004.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $84,495 or 0.45% of the Portfolio's net assets as of September 30, 2004.
6. Securities with an aggregate market value of $36,690 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. As of September 30, 2004, the Portfolio had outstanding future contracts as follows:

                                                                                UNREALIZED
                        EXPIRATION         NUMBER OF       VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION        DATES         CONTRACTS    SEPTEMBER 30, 2004  (DEPRECIATION)
------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds          12/20/04               13            $1,458,844        $ 20,922
 U.S. Treasury Nts.,
 10 yr.                   12/20/04                6               675,750           2,120
                                                                                 ---------
                                                                                   23,042
                                                                                 ---------
 CONTRACTS TO SELL
 U.S. Treasury Nts.,
 2 yr.                    12/30/04               19             4,013,453           8,944
 U.S. Treasury Nts.,
 5 yr.                    12/20/04               19             2,104,250          (6,158)
                                                                                 ---------
                                                                                    2,786
                                                                                 ---------
                                                                                 $ 25,828
                                                                                 =========

7. Zero coupon bond reflects effective yield on the date of purchase.


As of September 30, 2004, the Portfolio had entered into the following total return swap agreements:

                                             PAID BY            RECEIVED BY
                       NOTIONAL     THE PORTFOLIO AT       THE PORTFOLIO AT       TERMINATION        UNREALIZED
 SWAP COUNTERPARTY       AMOUNT   SEPTEMBER 30, 2004     SEPTEMBER 30, 2004              DATE      APPRECIATION
---------------------------------------------------------------------------------------------------------------
                                                      Value of total return
                                     One-Month LIBOR     of Lehman Brothers
 Deutsche Bank AG      $270,000 less 50 basis points              CMBS Index           1/1/05             $743


 Index abbreviations are as follows:

 CMBS      Commercial Mortgage Backed Securities Markets
 LIBOR     London-Interbank Offered Rate





SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $   28,153,441
                                             ==============

Gross unrealized appreciation                $      228,108
Gross unrealized depreciation                       (77,961)
                                             --------------
Net unrealized appreciation                  $      150,147
                                             ==============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)